Long-term Investments and Acquisition (Details 2) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	May 31, 2013	Dec. 31, 2014
Long term investments and step up acquisition
Remeasurement gain upon obtaining control	$ 3,116,000
Goodwill	7,517,000	7,517,000		11,652,000
SINA | Transfer of Equity Interest in Weibo Interactive
Long term investments and step up acquisition
Percentage of equity interest transferred to Group		100.00%
Consideration for transfer of equity interest to Group		10,100,000
Weibo Interactive | SINA
Long term investments and step up acquisition
Cash consideration for remaining equity interest			4,600,000
SINA | Weibo Interactive
Long term investments and step up acquisition
Equity interest previously held (as a percent)			55.00%
Remeasurement gain upon obtaining control			3,100,000
Remaining equity interest acquired (as a percent)			45.00%
Cash consideration for remaining equity interest			4,635,000
Fair value of previously held 55% equity interest			5,445,000
Total consideration			10,080,000
Tangible assets			98,000
Identifiable intangible assets acquired			3,560,000
Liabilities assumed			(1,095,000)
Goodwill			7,517,000
Total consideration			10,080,000
SINA | Weibo Interactive | Minimum
Long term investments and step up acquisition
Estimated useful life of identifiable intangible assets acquired			2 years
SINA | Weibo Interactive | Maximum
Long term investments and step up acquisition
Estimated useful life of identifiable intangible assets acquired			5 years
SINA | Weibo Interactive | Customer list
Long term investments and step up acquisition
Identifiable intangible assets acquired			2,100,000
SINA | Weibo Interactive | Game platform technology
Long term investments and step up acquisition
Identifiable intangible assets acquired			1,000,000
SINA | Weibo Interactive | Non-compete agreement
Long term investments and step up acquisition
Identifiable intangible assets acquired			$ 500,000